FINANCE INCOME AND FINANCE COSTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Income And Finance Costs Details Abstract
Interest income	$ 213	$ 72	$ 11
Interest and bank charges	(18)	(18)	(52)
Operation lease interest expense	(20)
Accretion of the other liabilities			(152)
Net foreign exchange gain	(12)	(7)	(1)
Net finance costs	163	47	(194)
Finance income	201	65	10
Finance costs	(18)	(18)	(204)
Operation lease interest expense	(20)
Net finance costs	$ 163	$ 47	$ (194)